Debt securities in issue - Summary of maturities of debt securities in issue (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial liabilities [line items]
Debt securities in issue	€ 124,670	€ 95,918
More than 5 years
Disclosure of financial liabilities [line items]
Debt securities in issue	31,196	34,335
Fixed rate debt securities
Disclosure of financial liabilities [line items]
Debt securities in issue	101,645	78,539
Fixed rate debt securities | Within 1 year
Disclosure of financial liabilities [line items]
Debt securities in issue	31,255	21,176
Fixed rate debt securities | More than 1 year but less than 2 years
Disclosure of financial liabilities [line items]
Debt securities in issue	7,855	2,777
Fixed rate debt securities | More than 2 years but less than 3 years
Disclosure of financial liabilities [line items]
Debt securities in issue	13,361	7,897
Fixed rate debt securities | More than 3 years but less than 4 years
Disclosure of financial liabilities [line items]
Debt securities in issue	10,265	10,067
Fixed rate debt securities | More than 4 years but less than 5 years
Disclosure of financial liabilities [line items]
Debt securities in issue	11,924	8,039
Fixed rate debt securities | More than 5 years
Disclosure of financial liabilities [line items]
Debt securities in issue	26,987	28,582
Floating rate debt securities
Disclosure of financial liabilities [line items]
Debt securities in issue	23,025	17,379
Floating rate debt securities | Within 1 year
Disclosure of financial liabilities [line items]
Debt securities in issue	17,871	15,286
Floating rate debt securities | More than 1 year but less than 2 years
Disclosure of financial liabilities [line items]
Debt securities in issue	226	307
Floating rate debt securities | More than 2 years but less than 3 years
Disclosure of financial liabilities [line items]
Debt securities in issue	2,624	256
Floating rate debt securities | More than 3 years but less than 4 years
Disclosure of financial liabilities [line items]
Debt securities in issue	880	958
Floating rate debt securities | More than 4 years but less than 5 years
Disclosure of financial liabilities [line items]
Debt securities in issue	0	467
Floating rate debt securities | More than 5 years
Disclosure of financial liabilities [line items]
Debt securities in issue	€ 1,423	€ 105